Warrant derivative liability, Fair value of derivative liabilities (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Warrant Liability [Abstract]
Assumption of warrants in May Acquisitions			$ 2,130
Change in fair value of warrant derivative liability	$ (1,379)	$ 0	90	$ 0
Balance as of period end	$ 841		$ 2,220	$ 0